Note 12 - Equity Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Activity [Table Text Block]
	Number of Units	Weighted Average Grant Date Fair Value / Unit

Units at January 1, 2014	-	$-
Units granted	178,264	17.96
Units forfeited	(19,911)	(16.78)
Units at December 31, 2014	158,353	17.36

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Quantity	Intrinsic Value
	( in shares )	( in thousands )

Outstanding at June 26, 2013	7	$2,450
Granted	-	-
Exercised	(5)	(1,750)
Forfeited or expired	(2)	(700)
Outstanding at December 31, 2013	-	$-